FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2020	December 31, 2019
Designated derivative instruments - short-term assets:
Interest rate swaps	—	520
Cross currency interest rate swaps	—	—
Total derivative instruments - short-term assets	—	520

Designated derivative instruments - long-term assets:
Interest rate swaps	—	377
Cross currency interest rate swaps	—	189
Non-designated derivative instruments - long-term assets:
Interest rate swaps	—	2,913
Total derivative instruments - long-term assets	—	3,479

(in thousands of $)	June 30, 2020	December 31, 2019
Designated derivative instruments - short-term liabilities:
Interest rate swaps	563	6,067
Cross currency interest rate swaps	—	—
Non-designated derivative instruments - short-term liabilities:
Cross currency interest rate swaps	—	—
Total derivative instruments - short-term liabilities	563	6,067

Designated derivative instruments - long-term liabilities:
Interest rate swaps	10,647	5,477
Cross currency interest rate swaps	13,251	2,105
Cross currency swaps	23,764	11,049
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	19,706	1,948
Cross currency swaps	69	—
Total derivative instruments - long-term liabilities	67,437	20,579

Newly entered Interest rate swaps
The following new interest rate swaps were entered into during the six months ended June 30, 2020.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$67,500 (remaining at $67,500)	January 2020	January 2025	1.40%
$166,941 (remaining at $166,941)	April 2020	October 2024 - January 2025	0.46% - 0.47%
$49,305 (remaining at $49,305)	May 2020	May 2022	0.28%

Schedule of currency swap transactions

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK600 million	US$76.8 million	September 2018	September 2023
NOK100 million	US$11.3 million	August 2019	September 2023
NOK700 million	US$80.5 million	June 2019	June 2024
NOK600 million	US$67.5 million	January 2020	January 2025

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	June 30, 2020	December 31, 2019	December 31, 2019
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available-for-sale debt securities	15,216	15,216	12,753	12,753
Equity securities	9,997	9,997	17,551	17,551
Equity securities pledged to creditors	10,107	10,107	43,775	43,775
Floating rate NOK bonds due 2020	—	—	56,910	58,191
Floating rate NOK bonds due 2023	72,607	71,154	79,674	81,567
Floating rate NOK bonds due 2024	72,088	69,204	79,674	79,674
Floating rate NOK bonds due 2025	56,011	52,720	—	—
5.75% unsecured convertible bonds due 2021	212,230	203,741	212,230	227,025
4.875% unsecured convertible bonds due 2023	141,900	123,985	148,300	165,503
Derivatives:
Interest rate/currency swap contracts - short-term receivables	—	—	520	520
Interest rate/currency swap contracts - long-term receivables	—	—	3,479	3,479
Interest rate/currency swap contracts - short-term payables	563	563	6,067	6,067
Interest rate/currency swap contracts - long-term payables	67,437	67,437	20,579	20,579

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The fair values of financial assets and liabilities as at June 30, 2020, were measured as follows:

		Fair value measurements using,
(in thousands of $)	June 30, 2020	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale debt securities	15,216	15,216
Equity securities	9,997	9,997
Equity securities pledged to creditors	10,107	10,107
Total assets	35,320	35,320	—	—
Liabilities:
Floating rate NOK bonds due 2023	71,154	71,154
Floating rate NOK bonds due 2024	69,204	69,204
Floating rate NOK bonds due 2025	52,720	52,720
5.75% unsecured convertible bonds due 2021	203,741	203,741
4.875% unsecured convertible bonds due 2023	123,985	123,985
Interest rate/currency swap contracts - short-term payables	563		563
Interest rate/currency swap contracts - long-term payables	67,437		67,437
Total liabilities	588,804	520,804	68,000	—

Concentration of revenue risk
There is also a concentration of revenue risk with the below customers to whom the Company has chartered multiple vessels.

Charterer	Number of Vessels chartered at June 30, 2020	% of consolidated operating revenues (Six months ended June 30, 2020)	% of consolidated operating revenues (Six months ended June 30, 2019)
Golden Ocean Group Limited (“Golden Ocean”)*	8	11%	11%
MSC	32	13%	14%
Maersk Line A/S (“Maersk”)	12	28%	31%
Evergreen	4	14%	15%